UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                --------------
Check here if Amendment [  ]: Amendment Number:
                                                --------------

   This Amendment (Check only one):   |_|  is a restatement
                                      |_|  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             JAT Capital Management, L.P.
Address:          599 Lexington Avenue, Suite 4110
                  New York, NY 10022


Form 13F File Number:        28-12755
                             --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark A. Weiner
Title:            Chief Financial Officer
Phone:            (212) 720-3131

Signature, Place and Date of Signing:


       /s/ Mark A. Weiner            New York, NY               May 15, 2009
---------------------------          -----------------          ------------
           [Signature]               [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
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Form 13F Information Table Entry Total:                      22
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Form 13F Information Table Value Total:                   $313,570
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                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None





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



                                                    JAT CAPITAL MANAGEMENT, L.P.
                                                             FORM 13F-HR
                                                    Quarter Ended March 31, 2009

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                                                         Value                 SH/  PUT/              Other
     Issuer                    Class          CUSIP    (X$1,000)  SH/PRN AMT   PRN  CALL  Inv Discr   MGRS      SOLE    SHARED  NONE
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
AMDOCS LTD                  ORD             G02602103      4,242    229,042     SH           SOLE             229,042
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APPLE INC                   COM             037833100     12,495    118,867     SH           SOLE             118,867
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CABLEVISION SYS CORP        CL A NY CABLVS  12686C109     36,397  2,812,726     SH           SOLE           2,812,726
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CBS CORP NEW                CL B            124857202      2,309    601,215     SH           SOLE             601,215
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COMMSCOPE INC               COM             203372107     21,612  1,902,506     SH           SOLE           1,902,506
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CORRECTIONS CORP AMER NEW   COM NEW         22025Y407      6,292    491,193     SH           SOLE             491,193
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DISCOVERY COMMUNICATNS NEW  COM SER A       25470F104     24,828  1,549,806     SH           SOLE           1,549,806
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DISNEY WALT CO              COM DISNEY      254687106      6,341    349,177     SH           SOLE             349,177
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ELECTRONIC ARTS INC         COM             285512109     12,463    685,183     SH           SOLE             685,183
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EQUINIX INC                 COM NEW         29444U502     65,029  1,158,129     SH           SOLE           1,158,129
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F5 NETWORKS INC             COM             315616102      7,963    380,100     SH           SOLE             380,100
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FIRST SOLAR INC             COM             336433107      7,869     59,300     SH           SOLE              59,300
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LIBERTY GLOBAL INC          COM SER A       530555101     12,704    872,504     SH           SOLE             872,504
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MASTERCARD INC              CL A            57636Q104      4,271     25,500     SH           SOLE              25,500
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MEMC ELECTR MATLS INC       COM             552715104      1,936    117,433     SH           SOLE             117,433
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NVIDIA CORP                 COM             67066G104     20,916  2,121,312     SH           SOLE           2,121,312
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PRICELINE COM INC           COM NEW         741503403     19,398    246,231     SH           SOLE             246,231
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QUALCOMM INC                COM             747525103     10,756    276,429     SH           SOLE             276,429
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RESEARCH IN MOTION LTD      COM             760975102      8,214    190,535     SH           SOLE             190,535
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SBA COMMUNICATIONS CORP     COM             78388J106     18,871    809,925     SH           SOLE             809,925
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VISA INC                    COM CL A        92826C839      4,315     77,600     SH           SOLE              77,600
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WESTERN UN CO               COM             959802109      4,349    345,964     SH           SOLE             345,964
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